Consolidated Interim Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - CAD ($)		Issued capital [member]	Shares to be issued [member]	Share purchase warrants reserve [member]	Reserve of exchange differences on translation [member]	Reserve of share-based payments [member]	Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2023		$ 59,367,042	$ 53,567		$ (7,246)	$ 711,267	$ 13,764	$ (25,312,169)	$ 34,826,225
Balance, shares at Dec. 31, 2023	[1]	26
IfrsStatementLineItems [Line Items]
Cancellation of stock options						(641,919)		641,919
Shares, pre-funded warrants and warrants issued for cash, net		$ 7,450,546							7,450,546
Shares, pre-funded warrants and warrants issued for cash, net, shares	[1]	355
Allocation to derivative warrants liabilities		$ (7,450,546)							(7,450,546)
Loss for the period								(30,617,317)	(30,617,317)
Shares issued for services		$ 53,567	(53,567)
Shares issued for services, shares	[1]	1
Share-based payments						309,870			309,870
Shares to be issued for services			53,567						53,567
Other comprehensive loss for the period					(18,830)		122		(18,708)
Balance at Mar. 31, 2024		$ 59,420,609	53,567		(26,076)	379,218	13,886	(55,287,567)	4,553,637
Balance, shares at Mar. 31, 2024	[1]	382
Balance at Dec. 31, 2024		$ 76,391,417			(164,312)	1,043,586	23,534	(72,902,426)	4,391,799
Balance, shares at Dec. 31, 2024	[1]	1,311
IfrsStatementLineItems [Line Items]
Shares, pre-funded warrants and warrants issued for cash, net		$ 20,869,780							20,869,780
Shares, pre-funded warrants and warrants issued for cash, net, shares	[1]	4,166
Allocation to derivative warrants liabilities		$ (20,552,190)							(20,552,190)
Loss for the period								(10,677,419)	(10,677,419)
Shares issued for services		$ 892,424							892,424
Shares issued for services, shares	[1]	376
Share-based payments						46,150			46,150
Other comprehensive loss for the period					46,245		2,620		48,865
Balance at Mar. 31, 2025		$ 77,601,431			$ (118,067)	$ 1,089,736	$ 26,154	$ (83,579,845)	$ (4,980,591)
Balance, shares at Mar. 31, 2025	[1]	5,853

[1]	Adjusted to reflect one (1) for seventeen (17) reverse stock split in August 2024 and a one (1) for five hundreds (500) reverse stock split in April 2025 (see Note 1)